Other Receivables	12 Months Ended
Dec. 31, 2017
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Other Receivables

11. OTHER RECEIVABLES

	2017		2016			2015
	Noncurrent	Current	Noncurrent		Current	Noncurrent	Current
Trade	74	2,892	—		1,733	—	928
Tax credit, export rebates and production incentives	360	3,131	291		4,648	304	8,058
Loans to third parties and balances with related parties (1)	185	1,116	2,495	(3)	1,703	297	2,366
Collateral deposits	1	315	17		214	318	895
Prepaid expenses	180	934	159		702	198	682
Advances and loans to employees	17	412	12		335	8	285
Advances to suppliers and custom agents (2)	2	1,700	—		1,691	—	3,147
Receivables with partners in JO	743	1,165	816		1,361	1,118	1,881
Insurance receivables	—	206	—		—	—	808
Miscellaneous	31	870	134		1,111	271	402

	1,593	12,741	3,924		13,498	2,514	19,452
Provision for other doubtful receivables	(258)	(57)	(15)		(42)	(13)	(39)

	1,335	12,684	3,909		13,456	2,501	19,413

(1)	See Note 31 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.
(3)	Includes the loan granted to Pampa Energía S.A. See Note 3.